Equity	12 Months Ended
Dec. 31, 2023
Equity Abstract
Equity

12.  Equity

Share capital

Ordinary shares are classified in equity in the consolidated statements of financial position. Each time a share premium is paid to the Company for an issued share, the respective share premium is allocated to the share premium account.

The Company has not distributed dividends to shareholders of the Parent nor engaged in a formal buyback program as of December 31, 2023. One of the companies in partnership with a non-controlling interest, WVA Manufacturing, LLC, distributed earnings to the non-controlling interest totaling $1,470 and $3,430 thousand, classified as cash flow from operating activities, for the years ended December 31, 2023 and 2022, respectively.

In October 2021, the Company entered into an equity distribution agreement (the “Equity Distribution Agreement”) with B. Riley Securities, Inc. and Cantor Fitzgerald & Co. relating to the Company’s ordinary shares, by which the Company may offer and sell ordinary shares having an aggregate offering price of up to $100,000,000 from time to time through B. Riley Securities, Inc. and Cantor Fitzgerald & Co. as our sales agents. The company has cumulatively sold 186,053 ordinary shares with net proceeds of $1.4 million through December 31 2023).

As of December 31, 2023, there were 188,882,316 ordinary shares in issue with a par value of $0.01, for a total issued share capital of $1,962 thousand, (2022: 188,882,316 ordinary shares in issue with a par value of $0.01, for a total issued share capital of $1,962 thousand). The Company held 1,440,787 ordinary shares in treasury (2022: 1,448,773). In addition to the issued ordinary shares, the Company has authorized but unissued shares of 17,425,391 as of December 31, 2023.

As of December 31, 2023, the Company’s largest shareholders are as follows:

	Number of Shares	Percentage of
Name	Beneficially Owned	Outstanding Shares (*)
Grupo Villar Mir, S.A.U.	75,265,434	40.1%
Cooper Creek Partners Management LLC	12,986,178	6.9%
Wolf Hill Capital Management, L.P.	10,313,097	5.5%
Others	90,317,607	47.5%
Shares in Treasury	(1,440,787)
Total ordinary shares outstanding	187,441,529	100.0%
(*) 187,441,529 ordinary shares were outstanding at 31 December 2023, comprising 188,882,316 shares in issue less 1,440,787 shares held in treasury

Valuation adjustments

Valuation adjustments comprise the following at December 31:

	2023	2022
	US$'000	US$'000
Actuarial gains	5,292	12,817
Hedging instruments	2,329	—
Deferred tax income (loss) (See Note 24)	733	(2,082)
Total	8,354	10,735

Changes in actuarial gain and losses are due to remeasurements of the net defined benefit liability, see Note 15.

Capital management

The Company’s primary objective is to maintain a balanced and sustainable capital structure through the industry’s economic cycles, while keeping the cost of capital at competitive levels so as to fund the Company’s growth. The main sources of financing are as follows:

1.	cash flows from operations;
2.	bank borrowings, including asset-based lending facility;
3.	debt instruments, including the Reinstated Senior Notes due 2025; and
4.	factoring and forfaiting of receivables.

Non-controlling interests

The changes in non-controlling interests in the consolidated statements of financial position as of December 31, 2023 and 2022 were as follows:

Balance
US$'000
Balance at January 1, 2022	106,053
Profit for the year	3,514
Dividends paid	(3,430)
Translation differences	(1,873)
Other	2,487
Balance at December 31, 2022	106,751
Profit for the year	15,816
Dividends paid	(1,470)
Translation differences	906
Other	(178)
Balance at December 31, 2023	121,825

WVA Manufacturing, LLC (WVA) was formed on October 28, 2009 as a wholly-owned subsidiary of Globe. On November 5, 2009, Globe sold a 49% membership interest in WVA to Dow Corning Corporation (Dow), an unrelated third party. As part of the sale, the companies established an operating and output and supply agreement. The output and supply agreement states that of the silicon metal produced by WVA, 49% will be sold to Dow and 51% to Ferroglobe USA (formerly Globe), which represents each member’s ownership interest, at a price equal to WVA’s actual production cost plus $100 per metric ton. The agreement will automatically terminate upon the dissolution or liquidation of WVA in accordance with the partnership agreement between Ferroglobe USA (Globe) and Dow. As of December 31, 2023 and 2022, the balance of non-controlling interest related to WVA was $68,020 thousand and $62,630 thousand, respectively.

Quebec Silicon Limited Partnership (QSLP), formed under the laws of the Province of Québec on August 20, 2010, is managed by its general partner, Quebec Silicon General Partner Inc., which is 51% property of Globe. QSLP owns and operates the silicon metal operations in Bécancour, Québec. QSLP’s production output is subject to a supply agreement, which sells 51% of the production output to Ferroglobe USA (Globe) and 49% to Dow. These sales align with each member’s ownership interest, at a price equal to QSLP’s actual production cost plus 250 Canadian dollars per metric ton. As of December 31, 2023 and 2022, the balance of non-controlling interest related to QSLP was $50,786 thousand and $39,023 thousand, respectively.

Despite the fact that we have the majority holding in each entity, we have exercised judgement in assessing whether we control the entities. The judgement is based on a detailed review of the shareholder and partnership agreements between us and Dow and the output and supply agreements, the composition of the Boards and Operating Committees of the entities together with voting rights and protocols, how decisions over the relevant activities are made in the context of the contractual arrangements and whether certain rights granted to Dow are substantive or protective in nature. On balance, we have concluded that we have control of these entities. Consequently, we continue to consolidate the results and net assets of these entities and show Dow’s interests as a non-controlling interest in the consolidated financial statements.

The following table summarizes the information relating to each of these subsidiaries, before any intra-group eliminations:

	2023		2022		2021
	WVA	QSLP	WVA	QSLP	WVA	QSLP
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Statements of Financial Position
Non-current assets	87,698	39,543	78,992	64,291	83,176	63,088
Current assets	71,329	68,073	86,847	53,830	73,883	46,186
Non-current liabilities	6,660	11,908	7,108	18,719	8,654	19,005
Current liabilities	26,770	26,378	53,680	21,201	43,577	14,671
Income Statements
Sales	211,118	148,313	187,854	102,865	165,660	89,446
Operating profit	13,513	22,151	8,306	2,897	(4,871)	2,093
Profit before taxes	13,513	21,561	8,155	2,195	(5,062)	1,237
Net (loss) income	5,466	10,679	3,075	1,015	(3,362)	613
Cash Flow Statements
Cash flows from operating activities	18,712	31,000	(5,934)	(10,037)	11,981	8,997
Cash flows from investing activities	(13,107)	(6,725)	(8,304)	(1,525)	(3,893)	(4,956)
Cash flows from financing activities	—	—	—	905	—	—
Exchange differences on cash and cash equivalents in foreign currencies	—	—	—	10	—	31
Beginning balance of cash and cash equivalents	21,122	5,949	35,360	16,596	27,272	12,524
Ending balance of cash and cash equivalents	26,727	30,224	21,122	5,949	35,360	16,596